Commitments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Commitments
Future minimum lease payments receivable	$ 583,052	$ 376,695
Revenue from time charter voyages
Commitments
Income from sub-leasing of right-of-use assets	31,700	6,600
Revenue from Product Services
Commitments
Income from sub-leasing of right-of-use assets	6,300	19,100
Less than one year
Commitments
Future minimum lease payments receivable	332,955	223,847
Two to five years
Commitments
Future minimum lease payments receivable	$ 250,097	151,451
More than five years
Commitments
Future minimum lease payments receivable		$ 1,397